Prepayments	12 Months Ended
Dec. 31, 2022
Disclosure Of Prepayments And Other Assets Text Block Abstract
Prepayments

10.    Prepayments

Items	December 31, 2022	December 31, 2021
Current items:
Prepayment for insurance expenses	$1,034,217	$—
Prepayment for professional services expenses	227,000	—
Prepayments for transaction costs	—	194,272
Others	5,225	37,259
	$1,266,442	$231,531

Non-current items:
Prepayment for insurance expenses	$537,684	$—
Others	75,298	—
	$612,982	$—